Derivative financial instruments (Details 4) Unit_pure in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument	1,325,775	1,527,117
Up to 1 month [member]
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument	27,458	69,459
31 to 60 days [member]
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument	131,977	26,104
61 to 90 days [member]
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument	56,908	203,550
91 to 180 days [member]
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument	190,682	154,067
181 to 365 days [member]
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument	258,313	279,579
1 to 2 years [member]
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument	491,186	273,024
2 to 5 years [member]
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument	100,483	445,285
More than 5 years [member]
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument	68,768	76,049
Foreign Exchange risk [member]
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument	259,510	365,555
Foreign Exchange risk [member] | Up to 1 month [member]
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument	27,458	69,459
Foreign Exchange risk [member] | 31 to 60 days [member]
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument	16,977	26,104
Foreign Exchange risk [member] | 61 to 90 days [member]
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument	6,908	1,729
Foreign Exchange risk [member] | 91 to 180 days [member]
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument	100,489	16,567
Foreign Exchange risk [member] | 181 to 365 days [member]
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument	98,813	68,952
Foreign Exchange risk [member] | 1 to 2 years [member]
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument	5,161	178,331
Foreign Exchange risk [member] | 2 to 5 years [member]
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument	3,704	4,413
Foreign Exchange risk [member] | More than 5 years [member]
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument	0	0
Interest Rate Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument	893,500	962,500
Interest Rate Risk [Member] | Up to 1 month [member]
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument	0	0
Interest Rate Risk [Member] | 31 to 60 days [member]
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument	115,000	0
Interest Rate Risk [Member] | 61 to 90 days [member]
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument	50,000	185,000
Interest Rate Risk [Member] | 91 to 180 days [member]
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument	17,000	137,500
Interest Rate Risk [Member] | 181 to 365 days [member]
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument	159,500	202,500
Interest Rate Risk [Member] | 1 to 2 years [member]
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument	463,000	21,500
Interest Rate Risk [Member] | 2 to 5 years [member]
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument	89,000	416,000
Interest Rate Risk [Member] | More than 5 years [member]
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument	0	0
Foreign exchange and interest rate risk [Member]
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument	172,765	199,062
Foreign exchange and interest rate risk [Member] | Up to 1 month [member]
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument	0	0
Foreign exchange and interest rate risk [Member] | 31 to 60 days [member]
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument	0	0
Foreign exchange and interest rate risk [Member] | 61 to 90 days [member]
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument	0	16,821
Foreign exchange and interest rate risk [Member] | 91 to 180 days [member]
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument	73,193	0
Foreign exchange and interest rate risk [Member] | 181 to 365 days [member]
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument	0	8,127
Foreign exchange and interest rate risk [Member] | 1 to 2 years [member]
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument	23,025	73,193
Foreign exchange and interest rate risk [Member] | 2 to 5 years [member]
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument	7,779	24,872
Foreign exchange and interest rate risk [Member] | More than 5 years [member]
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument	68,768	76,049